Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events [Abstract]
Subsequent events
20.	Subsequent events
a.
On January 30, 2025, Murano World signed a loan agreement with Sofoplus up to US. $6,000,000 with draws of US $870,772 and $5,129,228 on January 31, 2025 and February 13, 2025. This loan has to pay monthly interest at the annual interest rate of 16%, with maturity on February 1, 2028. The use of this loan is to re-paid the principal and interest amounts from open balances with Sofoflups.

b.	On March 7, 2025, Murano World extended the maturity of the Santander loan in the amount of US. $1,500,000 from March 7, 2025 to March 7, 2027.
c.	On April 4, 2025 Murano World repaid in full the outstanding balance of the sale and lease back agreement with Exitus at that date in the amount of $3,286,980.
d.
On April 22, 2025, Operadora Hotelera GI, S. A. de C. V. on behalf of the Company and the Issuer Trust, gave notice of the occurrence of a Rapid Amortization Event due to the failure by the Issuer Trust to maintain a debt service coverage ratio of at least 1.0:1.0 as of the calculation date falling on March 31, 2025. Such Rapid Amortization Event did not result in the debt being callable under the terms of the Senior Secured Notes.

e.
The Group is exploring strategic alternatives to complete phase one of the GIC Complex (including assessing funding needs, additional revisions to the project’s development pipeline, and discussing with the current hotel operator regarding potential changes to the current operations and administration services agreement).

f.
As of the date of the issuance of these financial statements the Group did not make interest or lease payments, as applicable, under the instruments described in note 10 (7), (8), (9), (12) (14) and (15) from January to May 2025 and is seeking a waiver to deliver audited financial information required for the loan described in note 10 (8) in the short term. Management is reviewing potential defaults and expects to proactively engage in constructive discussions with applicable creditors, none of which has taken or threatened any action as of the date of issuance of these financial statements. See Note 2c.